Unaudited Condensed Consolidated Statements of Financial Position	Dec. 31, 2025 MYR (RM)		Dec. 31, 2025 USD ($)		Jun. 30, 2025 MYR (RM)		Jun. 30, 2025 USD ($)
Non-current assets
Property, plant and equipment	RM 67,421,742		$ 16,585,915		RM 78,010,660		$ 18,507,867
Right-of-use asset	198,985		48,951		10,382		2,463
Intangible assets	49,821,454		12,256,200		53,758,340		12,754,055
Total non-current assets	117,442,181		28,891,066		131,779,382		31,264,385
Current assets
Trade receivables, net					41,820,000		9,921,708
Other receivables, deposits and prepayments, net	66,969,937		16,474,769		175,310		41,592
Current tax asset	37,766		9,291		31,944		7,578
Cash and bank balances	32,276,154		7,940,013		32,636,917		7,743,041
Total current assets	99,283,857		24,424,073		74,664,171		17,713,919
Total assets	216,726,038		53,315,139		206,443,553		48,978,304
Current liabilities
Trade payables	4,050		996		9,220,900		2,187,639
Other payables and accruals	761,562		187,346		533,170		126,493
Current tax liabilities	20,864		5,133		4,553		1,080
Contract liabilities	34,460,000		8,477,245
Lease liabilities	75,261		18,514		10,954		2,599
Total current liabilities	35,321,737		8,689,234		9,769,577		2,317,811
Non-current liabilities
Lease liabilities	125,674		30,916
Deferred tax liabilities	6,849,178		1,684,915		6,466,803		1,534,236
Total non-current liabilities	6,974,852		1,715,831		6,466,803		1,534,236
Total liabilities	42,296,589		10,405,065		16,236,380		3,852,047
Net assets	174,429,449		42,910,074		190,207,173		45,126,257
Share capital
Ordinary shares, par value USD0.0015 per shares, 33,333,333 shares authorized; 1,765,256 and 1,765,256 shares issued and outstanding as of December 31, 2025 and June 30, 2025, respectively *	23,308,795	[1]	5,734,021	[1]	23,308,795	[1]	5,529,963
Reserves	151,120,254		37,175,955		166,897,978		39,596,199
Equity attributable to owners of the Company	174,429,049		42,909,976		190,206,773		45,126,162
Non-controlling interests	400		98		400		95
Total equity	RM 174,429,449		$ 42,910,074		RM 190,207,173		$ 45,126,257

[1]	Retrospectively restated for effect of reverse share split at a ratio 1 for 15 on May 29, 2025 as disclosed in Note 14.